UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

LHA Market State™ Tactical Beta ETF
MSTB (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LHA Market State™ Tactical Beta ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.lhafunds.com/mstb. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LHA Market State™ Tactical Beta ETF	$144	1.32%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The key factor to MSTB’s performance in 2024 was the fund’s steady strategic allocation to S&P500®  investments with only sporadic tactical risk mitigation investments in response to the VIX marketplace. The tactical risk mitigation via VIX futures was deployed several times, most notably in early August before the broad unwinding of the Japanese Yen carry trade (i.e., borrowing low interest-rate Yen to invest in higher interest-rate investment in other currencies) and around the US elections in early November. Both produced temporary and sudden VIX hedging moves and reduction in S&P 500® exposure; but both were temporary. MSTB’s S&P 500® exposure for the year ranged between approximately 90% and 100% of net assets, within portfolio guideline limits of 80% to 120%; the tactical risk management overlay never exceeded approximately 15% VIX exposure, within the strategy’s guidelines of 0% to 30%. The fund returns in 2024 were achieved with approximately 10.8% standard deviation (volatility risk) in line with the S&P 500® market index.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2020)
LHA Market State™ Tactical Beta ETF NAV	18.37	9.00
S&P 500 TR	25.02	16.02
Visit https://www.lhafunds.com/mstb for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
LHA Market State™Tactical Beta ETF	PAGE 1	TSR-AR-26922B105

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$145,556,735
Number of Holdings	6
Net Advisory Fee	$1,459,270
Portfolio Turnover	0%
30-Day SEC Yield	0.73%
30-Day SEC Yield Unsubsidized	0.73%
Visit https://www.lhafunds.com/mstb for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(% of Net Assets)
Exchange Traded Funds	83.8%
U.S. Treasury Bills	12.7%
Money Market Funds	4.9%
Futures Contracts	-0.5%
Cash & Other	-0.9%

Top Issuers	(% of Net Assets)
SPDR S&P 500 ETF Trust	83.8%
United States Treasury Bill	12.7%
First American Treasury Obligations Fund	2.5%
First American Government Obligations Fund	2.4%
S&P 500 Index	-0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.lhafunds.com/mstb.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Little Harbor Advisors, LLC documents not be householded, please contact Little Harbor Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Little Harbor Advisors, LLC or your financial intermediary.
LHA Market State™Tactical Beta ETF	PAGE 2	TSR-AR-26922B105

LHA Market State™ Tactical Q ETF
MSTQ (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LHA Market State™ Tactical Q ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.lhafunds.com/mstq. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LHA Market State™ Tactical Q ETF	$160	1.46%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The key factor to MSTQ’s performance in 2024 was the fund’s steady strategic allocation to NASDAQ 100® investments with only sporadic tactical risk mitigation investments in response to the VIX marketplace.   The tactical risk mitigation via VIX futures was deployed several times, most notably in early August before the broad unwinding of the Japanese Yen carry trade (i.e., borrowing low interest-rate Yen to invest in higher interest-rate investment in other currencies) and around the US elections in early November.   Both produced temporary and sudden VIX hedging moves and reduction in NASDAQ 100® exposure; but both were temporary.   MSTQ’s NASDAQ 100® exposure for the year ranged between approximately 90% and 100% of net assets, within portfolio guideline limits of 80% to 120%; the tactical risk management overlay never exceeded approximately 15% VIX exposure, within the strategy’s guidelines of 0% to 30%.   The fund returns in 2024 were achieved with approximately 11.7% standard deviation (volatility risk) in line with the NASDAQ 100® market index.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/14/2022)
LHA Market State™ Tactical Q ETF NAV	19.54	11.69
NASDAQ 100 Total Return Index	25.88	19.56
Visit https://www.lhafunds.com/mstq for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
LHA Market State™Tactical Q ETF	PAGE 1	TSR-AR-26922B733

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$23,634,262
Number of Holdings	6
Net Advisory Fee	$185,325
Portfolio Turnover	0%
30-Day SEC Yield	1.97%
30-Day SEC Yield Unsubsidized	1.97%
Visit https://www.lhafunds.com/mstq for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(% of Net Assets)
Exchange Traded Funds	50.5%
Money Market Funds	32.6%
U.S. Treasury Bills	23.4%
Futures Contracts	-2.2%
Cash & Other	-4.3%

Top Issuers	(% of Net Assets)
Invesco QQQ Trust Series 1	50.5%
United States Treasury Bill	23.4%
First American Government Obligations Fund	16.3%
First American Treasury Obligations Fund	16.3%
Nasdaq 100 Index	-2.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.lhafunds.com/mstq.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Little Harbor Advisors, LLC documents not be householded, please contact Little Harbor Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Little Harbor Advisors, LLC or your financial intermediary.
LHA Market State™Tactical Q ETF	PAGE 2	TSR-AR-26922B733

LHA Risk-Managed Income ETF
RMIF (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LHA Risk-Managed Income ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.lhafunds.com/rmif. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LHA Risk-Managed Income ETF	$114	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The key factor to RMIF’s performance in 2024 was the fund’s strategic allocation to a consistent combination of floating rate senior loans and high yield ETFs.   Floating rate ETFs (approximately 60% of the portfolio) continued to have attractive current interest rates throughout 2024 – their low durations reducing much or their price sensitivity to interest rate fluctuations, particularly during the fourth quarter when bond yields reversed course and rose.   High yield ETFs (approximately 40% of the portfolio) exhibited consistent positive price momentum, providing the opportunity to participate in the higher yields of the asset class.   The fund returns in 2024 were achieved with low 1.45% annualized standard deviation (volatility risk).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/08/2023)
LHA Risk-Managed Income ETF NAV	7.04	7.19
Bloomberg US Aggregate Bond Index	1.25	2.87
Visit https://www.lhafunds.com/rmif for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
LHA Risk-Managed Income ETF	PAGE 1	TSR-AR-26922B543

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$35,824,358
Number of Holdings	7
Net Advisory Fee	$360,365
Portfolio Turnover	0%
Average Credit Quality	AAA
Effective Duration	3 yrs
30-Day SEC Yield	6.84%
30-Day SEC Yield Unsubsidized	6.84%
Visit https://www.lhafunds.com/rmif for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(% of Net Assets)
Exchange Traded Funds	99.1%
Money Market Funds	1.8%
Cash & Other	-0.9%

Top Issuers	(% of Net Assets)
Invesco Senior Loan ETF	20.3%
SPDR Blackstone Senior Loan ETF	20.2%
SPDR Bloomberg Short Term High Yield Bond ETF	20.1%
First Trust Senior Loan ETF	19.5%
iShares 0-5 Year High Yield Corporate Bond ETF	18.9%
First American Government Obligations Fund	0.9%
First American Treasury Obligations Fund	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.lhafunds.com/rmif.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Little Harbor Advisors, LLC documents not be householded, please contact Little Harbor Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Little Harbor Advisors, LLC or your financial intermediary.
LHA Risk-Managed Income ETF	PAGE 2	TSR-AR-26922B543

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$ 47,000	$ 59,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$ 10,500	$ 14,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

LHA Market StateTM Tactical Beta ETF (Ticker: MSTB)
LHA Market StateTM Tactical Q ETF (Ticker: MSTQ)
LHA Risk-Managed Income ETF (Ticker: RMIF)
Annual Financial Statements and Additional Information
December 31, 2024

LHA Market StateTM Tactical Beta ETF
Schedule of Investments
December 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS - 83.8%(e)
Domestic Equity - 83.8%
SPDR S&P 500 ETF Trust(a)(d)	208,061	$121,940,391
TOTAL EXCHANGE TRADED FUNDS (Cost $96,461,171)		121,940,391
SHORT-TERM INVESTMENTS - 17.6%
Money Market Funds - 4.9%
First American Government Obligations Fund - Class X, 4.41%(b)	3,572,034	3,572,034
First American Treasury Obligations Fund - Class X, 4.40%(b)	3,572,035	3,572,035
		7,144,069
	Par
U.S. Treasury Bills - 12.7%
4.36%, 01/23/2025(c)(d)	$18,273,000	18,227,834
4.80%, 02/20/2025(c)(d)	254,000	252,560
		18,480,394
TOTAL SHORT-TERM INVESTMENTS (Cost $25,620,322)		25,624,463
TOTAL INVESTMENTS - 101.4% (Cost $122,081,493)		$147,564,854
Liabilities in Excess of Other Assets - (1.4)%		(2,008,119)
TOTAL NET ASSETS - 100.0%		$145,556,735

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	Zero coupon bond, the rate shown is the annualized effective yield as of December 31, 2024.
(d)	All or a portion of this security is held as collateral for futures. At December 31, 2024, the total value of securities held as collateral amounted to $135,727,981 or 93.2% of net assets.
(e)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
The accompanying notes are an integral part of these financial statements.

1

LHA Market StateTM Tactical Beta ETF
Schedule of Futures Contracts
December 31, 2024

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
S&P 500 Index	87	03/21/2025	$25,820,512	$(766,842)
Total Unrealized Appreciation (Depreciation)				$(766,842)

The accompanying notes are an integral part of these financial statements.

2

LHA Market StateTM Tactical Q ETF
Schedule of Investments
December 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS - 50.5%(e)
Domestic Equity - 50.5%
Invesco QQQ Trust Series 1(a)(d)	23,339	$11,931,596
TOTAL EXCHANGE TRADED FUNDS (Cost $9,794,947)		11,931,596
SHORT-TERM INVESTMENTS - 56.0%
Money Market Funds - 32.6%
First American Government Obligations Fund - Class X, 4.41%(b)	3,850,661	3,850,661
First American Treasury Obligations Fund - Class X, 4.40%(b)	3,850,660	3,850,660
		7,701,321
	Par
U.S. Treasury Bills - 23.4%
4.70%, 01/23/2025(c)(d)	$2,234,000	2,228,478
4.94%, 05/15/2025(c)(d)	3,371,000	3,319,629
		5,548,107
TOTAL SHORT-TERM INVESTMENTS (Cost $13,240,827)		13,249,428
TOTAL INVESTMENTS - 106.5% (Cost $23,035,774)		$25,181,024
Liabilities in Excess of Other Assets - (6.5)%		(1,546,762)
TOTAL NET ASSETS - 100.0%		$23,634,262

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	Zero coupon bond, the rate shown is the annualized effective yield as of December 31, 2024.
(d)	All or a portion of this security is held as collateral for futures. At December 31, 2024, the total value of securities held as collateral amounted to $6,432,824 or 27.2% of net assets.
(e)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
The accompanying notes are an integral part of these financial statements.

3

LHA Market StateTM Tactical Q ETF
Schedule of Futures Contracts
December 31, 2024

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Nasdaq 100 Index	30	03/21/2025	$12,735,900	$(519,340)
Total Unrealized Appreciation (Depreciation)				$(519,340)

The accompanying notes are an integral part of these financial statements.

4

LHA Risk-Managed Income ETF
Schedule of Investments
December 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS - 99.1%(b)
Fixed Income - 99.1%
First Trust Senior Loan ETF	151,105	$6,987,095
Invesco Senior Loan ETF	345,705	7,284,004
iShares 0-5 Year High Yield Corporate Bond ETF	158,896	6,770,559
SPDR Blackstone Senior Loan ETF	173,388	7,235,481
SPDR Bloomberg Short Term High Yield Bond ETF	285,663	7,212,991
TOTAL EXCHANGE TRADED FUNDS (Cost $35,140,514)		35,490,130
SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
First American Government Obligations Fund - Class X, 4.41%(a)	329,731	329,731
First American Treasury Obligations Fund - Class X, 4.40%(a)	329,731	329,731
TOTAL SHORT-TERM INVESTMENTS (Cost $659,462)		659,462
TOTAL INVESTMENTS - 100.9% (Cost $35,799,976)		$36,149,592
Liabilities in Excess of Other Assets - (0.9)%		(325,234)
TOTAL NET ASSETS - 100.0%		$35,824,358

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
The accompanying notes are an integral part of these financial statements.

5

LHA Market StateTM Shares
Statements of Assets and Liabilities
December 31, 2024

	LHA Market StateTM Tactical Beta ETF	LHA Market StateTM Tactical Q ETF	LHA Risk- Managed Income ETF
ASSETS:
Investments, at value	$147,564,854	$25,181,024	$36,149,592
Segregated cash	350,894	5,460	—
Dividends receivable	408,954	—	—
Interest receivable	9,291	28,614	1,751
Total assets	148,333,993	25,215,098	36,151,343
LIABILITIES:
Variation margin payable.	100,050	113,850	—
Due to broker for futures	1,172,521	561,552	—
Distributions payable	1,354,754	877,635	294,475
Payable to adviser	135,429	22,611	32,510
Broker interest payable	14,504	5,188	—
Total liabilities	2,777,258	1,580,836	326,985
NET ASSETS	$145,556,735	$23,634,262	$35,824,358
Net Assets Consists of:
Paid-in capital	$159,812,433	$21,592,796	$35,718,917
Total distributable earnings/(accumulated losses)	(14,255,698)	2,041,466	105,441
Total net assets	$145,556,735	$23,634,262	$35,824,358
Net assets	$145,556,735	$23,634,262	$35,824,358
Shares issued and outstanding(a)	4,300,000	725,000	1,425,000
Net asset value per share	$33.85	$32.60	$25.14
Cost:
Investments, at cost	$122,081,493	$23,035,774	$35,799,976

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

LHA Market StateTM Shares
Statements of Operations
For the Year Ended December 31, 2024

	LHA Market StateTM Tactical Beta ETF	LHA Market StateTM Tactical Q ETF	LHA Risk- Managed Income ETF
INVESTMENT INCOME:
Dividend income	$1,457,419	$57,282	$2,532,450
Interest income	1,020,336	439,630	19,901
Total investment income	2,477,755	496,912	2,552,351
EXPENSES:
Investment advisory fee	1,459,270	185,325	360,365
Broker interest expense	285,498	60,061	—
Total expenses	1,744,768	245,386	360,365
Net investment income	732,987	251,526	2,191,986
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	(1,228,636)	(30,634)	8
In-kind redemptions	852,808	399,653	9,115
Written option contracts expired or closed	763,263	8,417	—
Futures contracts	324,221	1,521,367	—
Net realized gain	711,656	1,898,803	9,123
Net change in unrealized appreciation on:
Investments	21,822,658	1,207,681	32,470
Futures contracts	(1,608,448)	(708,259)	—
Net change in unrealized appreciation	20,214,210	499,422	32,470
Net realized and unrealized gain	20,925,866	2,398,225	41,593
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,658,853	$2,649,751	$2,233,579

The accompanying notes are an integral part of these financial statements.

7

LHA Market StateTM Shares
Statements of Changes in Net Assets

	LHA Market StateTM Tactical Beta ETF		LHA Market StateTM Tactical Q ETF
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$732,987	$1,354,754	$251,526	$96,269
Net realized gain/(loss)	711,656	(8,720,129)	1,898,803	570,146
Net change in unrealized appreciation	20,214,210	28,407,082	499,422	1,437,313
Net increase in net assets from operations	21,658,853	21,041,707	2,649,751	2,103,728
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,354,754)	(200,169)	(877,635)	(91,890)
Total distributions to shareholders	(1,354,754)	(200,169)	(877,635)	(91,890)
CAPITAL TRANSACTIONS:
Subscriptions	19,292,663	—	12,186,065	6,513,655
Redemptions	(14,548,898)	(69,421,630)	(2,346,583)	—
ETF transaction fees (See Note 7)	4,149	10,112	2,779	1,421
Net increase(decrease) in net assets from capital transactions	4,747,914	(69,411,518)	9,842,261	6,515,076
Net increase (decrease) in net assets	25,052,013	(48,569,980)	11,614,377	8,526,914
NET ASSETS:
Beginning of the year	120,504,722	169,074,702	12,019,885	3,492,971
End of the year	$145,556,735	$120,504,722	$23,634,262	$12,019,885
SHARES TRANSACTIONS
Subscriptions	575,000	—	375,000	250,000
Redemptions	(450,000)	(2,650,000)	(75,000)	—
Total increase/(decrease) in shares outstanding	125,000	(2,650,000)	300,000	250,000

The accompanying notes are an integral part of these financial statements.

8

LHA Market StateTM Shares
Statements of Changes in Net Assets

	LHA Risk-Managed Income ETF
	Year Ended December 31, 2024	Period Ended December 31, 2023(a)
OPERATIONS:
Net investment income	$2,191,986	$1,169,117
Net realized gain/(loss)	9,123	(244,394)
Net change in unrealized appreciation	32,470	317,146
Net increase in net assets from operations	2,233,579	1,241,869
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,191,775)	(1,169,117)
Return of capital	—	(14,717)
Total distributions to shareholders	(2,191,775)	(1,183,834)
CAPITAL TRANSACTIONS:
Subscriptions	4,426,184	31,928,815
Redemptions	(630,480)	—
Net increase in net assets from capital transactions	3,795,704	31,928,815
Net decrease in net assets	3,837,508	31,986,850
NET ASSETS:
Beginning of the period/year	31,986,850	—
End of the period/year	$35,824,358	$31,986,850
SHARES TRANSACTIONS
Subscriptions	175,000	1,275,000
Redemptions	(25,000)	—
Total increase in shares outstanding	150,000	1,275,000

(a)	Inception date of the Fund was June 8, 2023.
The accompanying notes are an integral part of these financial statements.

9

LHA Market StateTM Tactical Beta ETF
Financial Highlights

	Year Ended December 31,				Period Ended December 31, 2020(a)
	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$28.86	$24.77	$32.21	$26.92	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.18	0.26	0.02	(0.08)	(0.01)
Net realized and unrealized gain (loss) on investments(j)	5.13	3.88	(7.13)	6.07	2.41
Total from investment operations	5.31	4.14	(7.11)	5.99	2.40
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.05)	—	—	(0.27)
Net realized gains	—	—	(0.33)	(0.71)	(0.21)
Total distributions	(0.32)	(0.05)	(0.33)	(0.71)	(0.48)
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.01	—
Net asset value, end of period	$33.85	$28.86	$24.77	$32.21	$26.92
Total return(e)	18.37%	16.73%	-22.09%	22.25%	9.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$145,557	$120,505	$169,075	$342,181	$36,343
Ratio of expenses to average net assets(f)(g)(i)	1.32%	1.41%	1.18%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets(c)(f)(g)	0.55%	0.98%	0.08%	(0.27)%	(0.11)%
Portfolio turnover rate(e)(h)	—%	—%	—%	132%	132%

(a)	Inception date of the Fund was September 29, 2020.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year.
(c)
Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Includes broker interest expense of 0.22%, 0.31%, 0.08%, 0.03% and 0.03%, respectively.
(j)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

10

LHA Market StateTM Tactical Q ETF
Financial Highlights

	Year Ended December 31,		Period Ended December 31, 2022(a)
	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$28.28	$19.96	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.48	0.43	(0.03)
Net realized and unrealized gain (loss) on investments(j)	5.04	8.11	(5.01)
Total from investment operations	5.52	8.54	(5.04)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.22)	—
Net realized gains	(0.86)	—	—
Total distributions	(1.21)	(0.22)	—
ETF transaction fees per share	0.01	0.00(d)	0.00(d)
Net asset value, end of period	$32.60	$28.28	$19.96
Total return(e)	19.54%	42.82%	−20.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,634	$12,020	$3,493
Ratio of expenses to average net assets(f)(g)(i)	1.46%	1.48%	1.38%
Ratio of net investment income (loss) to average net assets(c)(f)(g)	1.49%	1.72%	(0.16)%
Portfolio turnover rate(e)(h)	—%	40%	138%

(a)	Inception date of the Fund was March 14, 2022.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year.
(c)
Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Includes broker interest expense of 0.36%, 0.38%, and 0.28%, respectively.
(j)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

11

LHA Risk-Managed Income ETF
Financial Highlights

	Year Ended December 31, 2024	Period Ended December 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.09	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	1.69	0.97
Net realized and unrealized gain on investments(h)	0.02	0.05
Total from investment operations	1.71	1.02
LESS DISTRIBUTIONS FROM:
Net investment income	(1.66)	(0.92)
Return of capital	—	(0.01)
Total distributions	(1.66)	(0.93)
Net asset value, end of period	$25.14	$25.09
Total return(d)	7.04%	4.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$35,824	$31,987
Ratio of expenses to average net assets(e)(f)	1.10%	1.10%
Ratio of net investment income to average net assets(c)(e)(f)	6.70%	6.88%
Portfolio turnover rate(d)(g)	—%	44%

(a)	Inception date of the Fund was June 8, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

12

LHA Market StateTM Shares
Notes to Financial Statements
December 31, 2024
NOTE 1 – ORGANIZATION
LHA Market StateTM Tactical Q ETF is a non-diversified series and LHA Market StateTM Tactical Beta ETF and LHA Risk-Managed Income ETF are diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). LHA Market StateTM Tactical Beta is an actively-managed ETF and seeks long-term out-performance relative to the large-capitalization U.S. equity market by investing in instruments linked directly or indirectly to the performance and/or volatility of the S&P 500® Index based on statistical analysis that seeks to estimate the direction of the S&P 500® Index. LHA Market StateTM Tactical Q ETF is an actively-managed ETF that seeks long-term out-performance relative to the large-capitalization U.S. growth equity market by investing in equity instruments linked directly or indirectly to the performance of U.S.-listed, large capitalization, growth-oriented companies. LHA Risk-Managed Income ETF is an actively-managed ETF that seeks current income and capital preservation.

Fund	Date of Commencement
LHA Market StateTM Tactical Beta ETF	September 29, 2020
LHA Market StateTM Tactical Q ETF	March 14, 2022
LHA Risk-Managed Income ETF	June 8, 2023

The end of the reporting period for the Funds is December 31, 2024, and the period covered by these Notes to Financial Statements is the period from January 1, 2024 through December 31, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global MarketTM, Nasdaq Global Select MarketTM, and the Nasdaq Capital Market ExchangeTM (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Futures contracts will be valued at the settlement price from the exchange on which they are traded.
Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.
Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

13

LHA Market StateTM Shares
Notes to Financial Statements
December 31, 2024(Continued)
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
LHA Market StateTM Tactical Beta ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$121,940,391	$—	$—	$121,940,391
Money Market Funds	7,144,069	—	—	7,144,069
U.S. Treasury Bills	—	18,480,394	—	18,480,394
Total Investments	$129,084,460	$18,480,394	$—	$147,564,854

^	See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (766,842)	$ —	$ —	$ (766,842)

(a)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

14

LHA Market StateTM Shares
Notes to Financial Statements
December 31, 2024(Continued)
LHA Market StateTM Tactical Q ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,931,596	$—	$ —	$11,931,596
Money Market Funds	7,701,321	—	—	7,701,321
U.S. Treasury Bills	—	5,548,107	—	5,548,107
Total Investments	$19,632,917	$5,548,107	$—	$25,181,024

^	See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Futures Contracts	$(519,340)	$ —	$ —	$(519,340)

(a)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

LHA Risk-Managed Income ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$35,490,130	$ —	$ —	$35,490,130
Money Market Funds	659,462	—	—	659,462
Total Investments	$36,149,592	$—	$—	$36,149,592

^	See Schedule of Investments for further disaggregation of investment categories.
B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

15

LHA Market StateTM Shares
Notes to Financial Statements
December 31, 2024(Continued)
F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended December 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
LHA Market StateTM Tactical Beta ETF	$(852,808)	$852,808
LHA Market StateTM Tactical Q ETF	(399,652)	399,652
LHA Risk-Managed Income ETF	(9,115)	9,115

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
Futures Contracts. LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF may invest in futures contracts to hedge or manage risks associated with the Fund’s investments in securities or to gain exposure to certain asset classes or markets. Each Fund may purchase or sell futures contracts only if the Fund’s liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Fund segregating liquid assets equal to the Fund’s liabilities on the futures contract. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received

16

LHA Market StateTM Shares
Notes to Financial Statements
December 31, 2024(Continued)
by the Funds on an as needed basis. The Funds record an unrealized gain or loss by marking each futures contract to market. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Schedules of Futures Contracts.
Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Funds may be required to make cash payments to maintain the required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the underlying instruments of futures contracts it holds. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively. Cash collateral held by the Funds is presented on the Statements of Assets and Liabilities under segregated cash, if any. Securities held as collateral are noted on the Schedule of Investments.
Options Contracts. LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF may also purchase put or call options (or options spreads) on the VIX Index, the S&P 500, Nasdaq 100 or ETFs that seek exposure to short-term VIX Index futures contracts.
Purchasing a call option gives the buyer the right to purchase shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”) (American-style options) or at the expiration date (European-style options). The buyer of the call option pays an amount (premium) for buying the option. In the event the reference asset appreciates above the strike price, the buyer can exercise the option and receive the reference asset (for American-style options) or receive the difference between the value of the reference asset and the strike price (for European-style options) (which gain is offset by the premium initially paid), and in the event the reference asset declines in value, the call option may end up worthless and the Funds’ loss is limited to the amount of premium it paid. The Funds’ investments in call options and put options on the S&P 500, Nasdaq 100 or the VIX Index are generally expected to be European-style options.
Purchasing a put option gives the buyer the right to sell shares of a reference asset at a strike price until the expiration date (American-style options) or at the expiration date (European-style options). The buyer of the put option pays an amount (premium) for buying the option. In the event the reference asset declines in value below the strike price and a Fund exercises its put option, the Fund will be entitled to deliver the reference asset (for American-style options) or receive the difference between the strike price and the value of the reference asset (for European-style options) (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.
A call spread entails the purchase of a call option and the sale of a call option on the same reference asset with the same expiration date but a higher strike price. A put spread entails the purchase of a put option and the sale of a put option on the same reference asset with the same expiration date but a lower strike price. The premium received from the sale of the call or put options is generally expected to offset the cost to the Fund of the purchased options in exchange for limiting the maximum return from such options.
LHA Market StateTM Tactical Beta ETF may also write (sell) call options on its S&P 500 positions; provided, however, that when the Fund writes (sells) a call option it will always own the corresponding amount of exposure to the S&P 500 and, therefore, the Fund’s position will be “covered.” LHA Market StateTM Tactical Q ETF may also write (sell) call options on its long growth equity positions; provided, however, that when the Fund writes (sells) a call option it will always own the corresponding amount of exposure to long growth equities and, therefore, the Fund’s options position will be “covered.” A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified prince (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the

17

LHA Market StateTM Shares
Notes to Financial Statements
December 31, 2024(Continued)
value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.
A written (sold) put option gives the seller the obligation to buy shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the underlying asset depreciates below the strike price as of the expiration date, the writer (seller) of the put option pays the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium.
When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the options written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
For financial statement purposes, cash held at or due to the broker for futures and options is included in the Statements of Assets and Liabilities as deposits at broker for futures and options or payable to broker for futures and options. Broker interest paid by the Funds, if any, is included as broker interest expense in the Statements of Operations. As collateral for written options, the Funds maintain segregated assets consisting of cash, cash equivalents, or liquid securities (e.g. Permissible Assets). Segregated cash, if any, is included as segregated cash in the Statements of Assets and Liabilities. The Advisor may earmark or instruct the Funds’ custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the written options. Alternatively, a written call option contract can be “covered” through (a) ownership of the underlying instruments or (b) ownership of an option on such instruments at an exercise price equal to or lower than the exercise price of the short option, and a written put option contract can be “covered” (a) through ownership of a put option with an exercise price at least equal to the Funds’ delivery or purchase obligation or (b) through selling short the underlying instrument at a price at least equal to the Funds’ purchase obligation.
The effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period was as follows:

Fund	Derivatives Not Accounted For as Hedging Instruments	Statement of Assets and Liabilities Location	Value
		Liability Derivatives
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Futures*	Unrealized depreciation on open futures contracts**	$(766,842)
LHA Market StateTM Tactical Q ETF	Equity Contracts - Futures*	Unrealized depreciation on open futures contracts**	(519,340)

The effect of derivative instruments on the Statements of Operations for the current fiscal period was as follows:
*	Includes cumulative appreciation/depreciation as reported on the Schedule of Futures Contracts.
**	Included in total distributable earnings on the Statement of Assets and Liabilities.

18

LHA Market StateTM Shares
Notes to Financial Statements
December 31, 2024(Continued)

Fund	Derivatives Not Accounted For as Hedging Instruments	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Futures	$324,221	$(1,608,448)
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Purchased Options	(1,188,867)*	—
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Written Options	763,263	—
LHA Market StateTM Tactical Q ETF	Equity Contracts - Futures	1,521,367	(708,259)
LHA Market StateTM Tactical Q ETF	Equity Contracts - Purchased Options	(30,635)*	—
LHA Market StateTM Tactical Q ETF	Equity Contracts - Written Options	8,417	—

*	Included in net realized gain (loss) on investments as reported on the Statements of Operations
The average monthly values of outstanding purchased and written options during the current fiscal period were as follows:

	Purchased Options	Written Options
LHA Market StateTM Tactical Beta ETF	$ —	$ —
LHA Market StateTM Tactical Q ETF	—	—

The average monthly notional amount of short and long futures during the current fiscal period were as follows:

	Long Futures	Short Futures
LHA Market StateTM Tactical Beta ETF	$23,445,992	$ —
LHA Market StateTM Tactical Q ETF	8,861,226	—

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Little Harbor Advisors, LLC (“the Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser, if any: transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Grimes & Company, Inc serves as the sub-adviser for LHA Risk-Managed Income ETF.
Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds each pay the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 1.10% of each Fund’s average daily net assets. The Adviser is responsible for paying the sub-adviser.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.

19

LHA Market StateTM Shares
Notes to Financial Statements
December 31, 2024(Continued)
NOTE 5 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
LHA Market StateTM Tactical Beta ETF	—	—
LHA Market StateTM Tactical Q ETF	$1,430,566	—
LHA Risk-Managed Income ETF	—	—

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities by the Funds. LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
LHA Market StateTM Tactical Beta ETF	$7,547,199	$4,787,054
LHA Market StateTM Tactical Q ETF	4,373,694	1,103,383
LHA Risk-Managed Income ETF	4,359,073	622,930

NOTE 6 – INCOME TAX INFORMATION
The components of distributable earnings/(accumulated losses) and cost basis of investments for federal income tax purposes as of December 31, 2024 in the Funds, were as follows:

	LHA Market StateTM Tactical BetaETF	LHA Market StateTM Tactical Q ETF	LHA Risk- Managed Income ETF
Tax cost of investments	$122,081,493	$23,100,270	$35,799,976
Gross tax unrealized appreciation	$25,483,361	$2,170,241	$354,455
Gross tax unrealized depreciation	—	(89,487)	(4,839)
Net tax unrealized appreciation (depreciation)	25,483,361	2,080,754	349,616
Undistributed ordinary income	732,987	94,974	211
Undistributed long-term gain	—	139,783	—
Other accumulated gain (loss)	(40,472,046)*	(274,045)**	(244,386)
Distributable earnings (accumulated losses)	$(14,255,698)	$2,041,466	$105,441

*	Includes straddle loss deferral of $6,873,895.
**	Includes straddle loss deferral of $274,045
The difference between book and tax-basis cost is attributable to wash sales.
At December 31, 2024, the Funds deferred, on a tax basis, no post-October capital losses or late-year ordinary losses.

20

LHA Market StateTM Shares
Notes to Financial Statements
December 31, 2024(Continued)
As of December 31, 2024, the Funds had the following capital loss carryforwards with no expiration:

	Short-Term	Long-Term
LHA Market StateTM Tactical Beta ETF	$11,281,275	$22,316,876
LHA Market StateTM Tactical Q ETF	—	—
LHA Risk-Managed Income ETF	244,386	—

During the year ended December 31, 2024, the Funds utilized the following capital loss carryforward that was available as of December 31, 2023:

	Short-Term	Long-Term
LHA Market StateTM Tactical Beta ETF	$2,412,306	$ —
LHA Market StateTM Tactical Q ETF	153,346	—
LHA Risk-Managed Income ETF	8	—

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2024 and December 31, 2023, were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Ordinary Income	Long-Term Capital Gain	Ordinary Income	Return of Capital
LHA Market StateTM Tactical Beta ETF	$1,354,754	$—	$200,169	$—
LHA Market StateTM Tactical Q ETF	435,015	442,620	91,890	—
LHA Risk-Managed Income ETF	2,191,775	—	1,169,117	14,717

NOTE 7 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Funds is $300 payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

21

LHA Market StateTM Shares
Notes to Financial Statements
December 31, 2024(Continued)
NOTE 8 – PRINCIPAL RISKS
Investment Company Risk. The risks of investing in investment companies, such as the Underlying ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

22

LHA Market StateTM Shares
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of LHA Market State Shares and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and futures contracts (as applicable), of LHA Market State Shares comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
LHA Market State Tactical Beta ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021 and for the period from September 29, 2020 (commencement of operations) to December 31, 2020
LHA Market State Tactical Q ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023 and for the period from March 14, 2022 (commencement of operations) through December 31, 2022
LHA Risk-Managed Income ETF	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period from June 8, 2023 (commencement of operations) to December 31, 2023

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Little Harbor Advisors LLC’s investment companies since 2018.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2025

23

LHA Market StateTM Shares
Federal tax information (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal period ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

LHA Market StateTM Tactical Beta ETF	100.00%
LHA Market StateTM Tactical Q ETF	11.03%
LHA Risk-Managed Income ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the period ended December 31, 2024 was as follows:

LHA Market StateTM Tactical Beta ETF	100.00%
LHA Market StateTM Tactical Q ETF	0.00%
LHA Risk-Managed Income ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

LHA Market StateTM Tactical Beta ETF	0.00%
LHA Market StateTM Tactical Q ETF	41.58%
LHA Risk-Managed Income ETF	0.00%

24

LHA Market StateTM Shares
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

25

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/10/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/10/2025

* Print the name and title of each signing officer under his or her signature.